CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	May 31, 2014	Nov. 30, 2013	Nov. 30, 2012
CURRENT ASSETS
Cash	$ 179	$ 201	$ 6,954
Accounts receivable, net			1,063
Prepaid expenses and other current assets	124	614	590
TOTAL CURRENTS ASSETS	303	815	8,607
TOTAL ASSETS	303	815	8,607
CURRENT LIABILITIES
Accounts payable and accrued expenses	27,985	15,922	7,293
Accrued salary officers	38,852	26,352	2,352
Due to related party	8,148
TOTAL LIABILITIES	74,985	42,274	9,645
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Common stock, $0.001 par value, 65,000,000 shares authorized, 9,150,000 shares issued and outstanding, as of November 30, 2013 and November 30, 2012	9,150	9,150	9,150
Additional paid in capital	18,510	18,510	18,510
Accumulated deficit	(100,534)	(69,119)	(28,698)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(72,874)	(41,459)	(28,698)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 303	$ 815	$ 8,607